Deposits (Balance and Remaining Maturities of Time Deposits and Certificates of Deposit Issued by Domestic and Foreign Offices) (Detail) ¥ in Millions	Mar. 31, 2023 JPY (¥)
Deposits From Banking Clients [Line Items]
Total	¥ 57,774,061
Bank Time Deposits Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	18,355,950
Due after one year through two years	1,376,534
Due after two years through three years	976,153
Due after three years through four years	240,172
Due after four years through five years	314,567
Due after five years	219,492
Total	21,482,868
Certificates Of Deposit Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	6,056,971
Due after one year through two years	174,580
Due after two years through three years	500
Due after three years through four years	0
Due after four years through five years	0
Due after five years	0
Total	6,232,051
Bank Time Deposits Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	22,436,741
Due after one year through two years	25,120
Due after two years through three years	15,999
Due after three years through four years	23,404
Due after four years through five years	160
Due after five years	1,421
Total	22,502,845
Certificates Of Deposit Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	7,185,063
Due after one year through two years	281,524
Due after two years through three years	89,710
Due after three years through four years	0
Due after four years through five years	0
Due after five years	0
Total	7,556,297
Time deposits
Deposits From Banking Clients [Line Items]
Total	43,985,713
Certificates of deposit
Deposits From Banking Clients [Line Items]
Total	13,788,348
Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	24,412,921
Due after one year through two years	1,551,114
Due after two years through three years	976,653
Due after three years through four years	240,172
Due after four years through five years	314,567
Due after five years	219,492
Total	27,714,919
Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	29,621,804
Due after one year through two years	306,644
Due after two years through three years	105,709
Due after three years through four years	23,404
Due after four years through five years	160
Due after five years	1,421
Total	¥ 30,059,142